General information, details (Details) - 6 months ended Jun. 30, 2015 - Unitized Ocean Transport Limited [Member] - USD ($) $ in Thousands	Total
Capacity By Subsidiary And Fees [Line Items]
Commissions percentage on charters	2.00%
Monthly management fee, operating vessels	$ 15
Monthly management fee, laid up vessels	8
Monthly administrative fee	$ 10